Related parties - Summary of key management personnel compensation (Supervisory Board) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 18,343	€ 14,513	€ 15,782
Supervisory Board members
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 1,434	€ 1,191	€ 1,152